Quarterly Summary of Earnings	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Summary of Earnings
Quarterly Summary of Earnings
(Unaudited)

As of January 1, 2021, we changed our method for valuing certain inventories (primarily domestic steel-related inventories) to the first-in, first out (FIFO) cost method from the last-in, first out (LIFO) cost method. The effects of this change have been retrospectively applied to all periods presented. See Note A on page 11 of the Notes to Consolidated Financial Statements in Exhibit 99.3 attached to this Form 8-K for additional information.

Year ended December 31, (Amounts in millions, except per share data)	First [1,4]	Second [2]	Third [3,5]	Fourth [6]	Total
2020
Net trade sales	$1,045.5	$845.1	$1,207.6	$1,182.0	$4,280.2
Gross profit	220.7	146.6	269.7	267.1	904.1
Earnings before income taxes	58.6	2.3	129.8	137.2	327.9
Net earnings (loss)	44.1	(6.1)	107.1	108.0	253.1
(Earnings) attributable to noncontrolling interest, net of tax	—	—	(.1)	—	(.1)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$44.1	$(6.1)	$107.0	$108.0	$253.0
Net earnings (loss) per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.33	$(.05)	$.79	$.79	$1.86
Diluted	$.33	$(.05)	$.79	$.79	$1.86
2019
Net trade sales	$1,155.1	$1,213.2	$1,239.3	$1,144.9	$4,752.5
Gross profit	234.1	260.2	269.6	260.1	1,024.0
Earnings before income taxes	79.3	104.6	117.1	102.5	403.5
Net earnings	62.1	79.2	95.1	77.7	314.1
Loss (earnings) attributable to noncontrolling interest, net of tax	.1	(.1)	—	(.1)	(.1)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$62.2	$79.1	$95.1	$77.6	$314.0
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.46	$.59	$.71	$.57	$2.33
Diluted	$.46	$.59	$.70	$.57	$2.32

All items below are shown pretax.
[1]First quarter 2020 Net earnings include a charge of $8 for note impairment (Note H); $4 charge for stock write-off from a prior year divestiture (Note C)
[2]Second quarter 2020 Net earnings include a charge of $25 for goodwill impairment (Note C); $2 charge for restructuring (Note E); decreases from the impact of lower sales primarily from pandemic-related economic declines across most of our businesses (Note U).
[3]Third quarter 2020 Net earnings include a charge of $6 for restructuring (Note E)
[4]First quarter 2019 Net earnings include a charge of $6 for restructuring (Note E); $1 charge for transaction costs related to the ECS acquisition (Note R)
[5]Third quarter 2019 Net earnings include a charge of $2 for restructuring (Note E)
[6]Fourth quarter 2019 Net earnings include a charge of $3 for restructuring (Note E)